INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of intangibles

Intangibles consisted of the following as of March 31, 2016 and December 31, 2015, respectively:

	March 31, 2016	December 31, 2015

Software license	$215,000	$215,000

Total cost	215,000	215,000
Less: accumulated amortization	(14,333)	(3,583)
Intangibles, net	$200,667	$211,417

QPAGOS Corporation - Parent Company [Member]
Schedule of intangibles

Intangibles consisted of the following as of December 31, 2015 and 2014, respectively:

	December 31, 2015	December 31, 2014

Software license	$215,000		$-

Total cost	215,000
Less: accumulated amortization	(3,583)		-
Intangibles, net	$211,417	$